Intangible Assets - Additional Information (Details) - Technology-Based Intangible Assets, Software Development And Computer Software, Intangible Asset	12 Months Ended
Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Cost of intangible assets sold	$ 30,598,000
Gain (Loss) on disposition of intangible assets	$ 0